Schedule of Segment Expenses, Other Segment Items, and Segment Operating Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Revenue		$ 1,566,631	$ 438,292
Costs of revenue		1,465,824	719,993
Selling, general and administrative expenses		12,116,600	2,368,745
Other segment items	[1]	2,785,951	2,300,861
Loss (gain) on sale/ exchange of equipment		(1,015,803)	(921,322)
Segment expenses		15,352,572	4,468,277
Loss from operations		$ (13,785,941)	$ (4,029,985)

[1]	Other segment items for the reportable segment include share-based compensation and other expenses.